Labor and Social Obligations - Quantity Of Stock and Vesting Date (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized	583,775
Quantity of stocks	583,775
28/09/2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Final vesting date	28/09/2019
Quantity of stocks	193,563
30/06/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Final vesting date	30/06/2020
Quantity of stocks	3,086
28/09/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Final vesting date	28/09/2020
Quantity of stocks	193,563
28/09/2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Final vesting date	28/09/2021
Quantity of stocks	193,563